Employee Benefits - Summary of Variations in the Quantity of Stock Options and their Weighted Average Strike Prices (Parenthetical) (Detail) - Boa Vista Servicos S.A [member]			7 Months Ended		12 Months Ended
	Aug. 07, 2023 shares	Apr. 24, 2023 shares	Aug. 07, 2023 shares	Aug. 07, 2023 Options shares	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options	Aug. 07, 2023 Options	Dec. 31, 2022 Options	Dec. 31, 2020 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award options cancelled during the period	2,739,000	795		3,534,000	0	0
Share based compensation by share based award options outstanding	0		0	0	3,534,000	3,534,000	0	3,534,000	11,292,000
Share based compensation by share based award options granted during the period			0
Share based compensation by share based award options excercised during the period			0	0	0	7,758,000